UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-PX


ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-02694

Name of Fund:  The Municipal Fund Accumulation Program, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:
     Terry K. Glenn, President, The Municipal Fund Accumulation
     Program, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31/2004

Date of reporting period: 07/01/03 - 06/30/04

Item 1 - Proxy Voting Record - The Fund held no voting securities during the period covered by this
                               report. No records are attached.


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


The Municipal Fund Accumulation Program, Inc.


By:    /s/ Terry K. Glenn
       Terry K. Glenn,
       President of The Municipal Fund Accumulation Program, Inc.


Date: November 11, 2004